REPORTABLE SEGMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Number of reportable segments	2
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Revenues from customer percentage	15.00%	11.00%	12.00%